Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Goodwill $ 'millions	Customer databases $ 'millions	Brands $ 'millions	Licenses and intellectual property $ 'millions	Exclusive license rights $ 'millions	Marketing and data analytics know-how $ 'millions	Acquired technology $ 'millions	Internally-generated software development costs $ 'millions	Total $ 'millions
Cost
January 1, 2024	144	46	84	46	61	142	22	105	650
Arising in business combinations	—	—	—	—	—	—	—	—	—
Disposals	—	(10)	—	(19)	—	(87)	(11)	(32)	(159)
Transfer from WIP	—	—	—	—	—	—	—	—	—
Additions	—	—	—	1	—	—	—	79	80
Transfer to assets held for sale	—	—	—	—	—	—	—	—	—
Effects of movements in exchange rates	(3)	(1)	(5)	—	(4)	(4)	—	(6)	(23)
December 31, 2024	141	35	79	28	57	51	11	146	548
Disposals	(64)	(10)	(1)	(26)	(62)	(42)	(8)	(46)	(259)
Additions	—	—	—	—	—	—	—	69	69
Effects of movements in exchange rates	7	6	11	—	5	4	—	18	51
December 31, 2025	84	31	89	2	—	13	3	187	409

Accumulated amortization and impairment
January 1, 2024	39	39	36	9	61	110	4	33	331
Amortization charge for the year	—	6	8	5	—	24	2	24	69
Disposals	—	(9)	—	(17)	—	(87)	(11)	(24)	(148)
Transfer to assets held for sale	—	—	—	—	—	—	—	—	—
Impairment charge for the year	8	—	—	11	—	—	10	10	39
Effects of movements in exchange rates	(1)	(2)	(2)	—	(4)	(4)	—	(2)	(15)
December 31, 2024	46	34	42	8	57	43	5	41	276
Amortization charge for the year	—	2	8	2	—	4	1	42	59
Disposals	(64)	(10)	(1)	(25)	(62)	(41)	(8)	(38)	(249)
Impairment charge for the year	18	—	—	17	—	—	5	18	58
Effects of movements in exchange rates	—	5	7	(1)	5	2	—	6	24
December 31, 2025	—	31	56	1	—	8	3	69	168

Net Book Value
At January 1, 2024	105	7	48	37	—	32	18	72	319
At December 31, 2024	95	1	37	20	—	8	6	105	272
At December 31, 2025	84	—	33	1	—	5	—	118	241